Income Taxes - Summary of deferred assets and liabilities (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Equity based compensation	$ 102,000	$ 91,000
Allowance for doubtful accounts	1,000	31,000
Net operating loss carry-forwards	1,660,000	1,385,000
Gross deferred tax assets	1,763,000	1,507,000
Fixed assets and intangible basis difference	(19,000)	(3,000)
Deferred tax assets, net of valuation allowance	1,744,000	1,504,000
Valuation allowance	(1,744,000)	(1,504,000)
Income taxes